Annual Total Returns	Sep. 30, 2022
Prospectus #2 | Calvert Small-Cap Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #2 | Calvert Small-Cap Fund | Class A
Bar Chart Table:
2013	40.85%
2014	7.03%
2015	(1.09%)
2016	20.00%
2017	13.20%
2018	(6.85%)
2019	26.01%
2020	14.64%
2021	19.67%
2022	(16.11%)
Prospectus #3 | Calvert Green Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #3 | Calvert Green Bond Fund | Class A
Bar Chart Table:
2014	4.94%
2015	(0.26%)
2016	3.66%
2017	3.01%
2018	0.29%
2019	8.01%
2020	6.99%
2021	(1.92%)
2022	(13.01%)